Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	110,135,000	109,000,000	100,000
Common stock, shares outstanding	110,135,000	109,000,000	100,000